CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
REVENUES, NET
Rental income	$ 18,463	$ 12,128	$ 31,071
Business consulting and advisory service income - related party	12,389	15,147	28,672
Business consulting and advisory service income - non-related party	565,282	5,804	139,905	$ 12,110
Total revenues	596,134	33,079	199,648	$ 12,110
COST OF REVENUES
Cost of rental	(3,474)	(5,835)	$ (9,706)
Cost of service	$ (189,240)	$ (15,544)
Cost of service - related party				$ (6,295)
Cost of service - non-related party			$ (106,391)	(1,344)
Cost of revenues	$ (192,714)	$ (21,379)	(116,097)	(7,639)
GROSS PROFIT	403,420	11,700	83,551	4,471
OPERATING EXPENSES:
General and administrative	(59,321)	(41,180)	(95,898)	(86,874)
INCOME (LOSS) FROM OPERATIONS	344,099	(29,480)	(12,347)	(82,403)
OTHER EXPENSES:
Interest income	379	12
Interest expense	(48,395)	(18,304)	(39,159)	(16,259)
INCOME (LOSS) BEFORE INCOME TAX	$ 296,083	$ (47,772)	$ (51,506)	$ (98,662)
INCOME TAX EXPENSE
NET INCOME (LOSS)	$ 296,083	$ (47,772)	$ (51,506)	$ (98,662)
Other comprehensive loss:
Foreign currency translation (loss) income	(33,892)	17,388	(7,759)	(1,781)
COMPREHENSIVE INCOME (LOSS)	262,191	$ (30,384)	(59,265)	$ (100,443)
Historical Greenpro Resources Ltd. [Member]
REVENUES, NET
Rental income	18,463		31,701
Business consulting and advisory service income - related party	12,389		28,672
Business consulting and advisory service income - non-related party	565,282		139,905
Total revenues	596,134		199,648
COST OF REVENUES
Cost of rental	(3,474)		(9,706)
Cost of service	(189,240)		(106,391)
Cost of revenues	(192,714)		(116,097)
GROSS PROFIT	403,420		83,551
OPERATING EXPENSES:
General and administrative	(59,321)		(95,898)
INCOME (LOSS) FROM OPERATIONS	344,099		(12,347)
OTHER EXPENSES:
Interest income	379
Interest expense	(48,395)		(39,159)
OTHER INCOME (EXPENSES):	(48,016)
INCOME (LOSS) BEFORE INCOME TAX	$ 296,083		$ (51,506)
INCOME TAX EXPENSE
NET INCOME (LOSS)	$ 296,083		$ (51,506)
Net income (loss) per share - Basic and diluted
Weighted average number of shares issued and outstanding - Basic and diluted
Historical Greenpro Capital Corp. [Member]
REVENUES, NET
Rental income	$ 3,097
Business consulting and advisory service income - related party
Business consulting and advisory service income - non-related party	$ 62,496		$ 3,613
Total revenues	$ 65,593		$ 3,613
COST OF REVENUES
Cost of rental
Cost of service			$ (1,123)
Cost of revenues			(1,123)
GROSS PROFIT	$ 65,593		2,490
OPERATING EXPENSES:
General and administrative	(324,158)		(178,351)
INCOME (LOSS) FROM OPERATIONS	$ (258,565)		$ (175,861)
OTHER EXPENSES:
Interest income
Interest expense
OTHER INCOME (EXPENSES):
INCOME (LOSS) BEFORE INCOME TAX	$ (258,565)		$ (175,861)
INCOME TAX EXPENSE
NET INCOME (LOSS)	$ (258,565)		$ (175,861)
Net income (loss) per share - Basic and diluted	$ (0.01)		$ (0.01)
Weighted average number of shares issued and outstanding - Basic and diluted	22,422,800		22,422,800
Pro Forma Adjustments [Member]
REVENUES, NET
Rental income
Business consulting and advisory service income - related party
Business consulting and advisory service income - non-related party
Total revenues
COST OF REVENUES
Cost of rental
Cost of service
Cost of revenues
GROSS PROFIT
OPERATING EXPENSES:
General and administrative
INCOME (LOSS) FROM OPERATIONS
OTHER EXPENSES:
Interest income
Interest expense
OTHER INCOME (EXPENSES):
INCOME (LOSS) BEFORE INCOME TAX
INCOME TAX EXPENSE
NET INCOME (LOSS)
Net income (loss) per share - Basic and diluted
Weighted average number of shares issued and outstanding - Basic and diluted	9,070,000		9,070,000
Pro Forma Combined [Member]
REVENUES, NET
Rental income	$ 21,560		$ 31,071
Business consulting and advisory service income - related party	12,389		28,672
Business consulting and advisory service income - non-related party	627,778		143,518
Total revenues	661,727		203,261
COST OF REVENUES
Cost of rental	(3,474)		(9,706)
Cost of service	(189,240)		(107,514)
Cost of revenues	(192,714)		(117,220)
GROSS PROFIT	469,013		86,041
OPERATING EXPENSES:
General and administrative	(383,479)		(274,249)
INCOME (LOSS) FROM OPERATIONS	85,534		(188,208)
OTHER EXPENSES:
Interest income	379
Interest expense	(48,395)		(39,159)
OTHER INCOME (EXPENSES):	(48,016)
INCOME (LOSS) BEFORE INCOME TAX	$ 37,518		$ (227,367)
INCOME TAX EXPENSE
NET INCOME (LOSS)	$ 37,518		$ (227,367)
Net income (loss) per share - Basic and diluted	$ 0.00		$ (0.01)
Weighted average number of shares issued and outstanding - Basic and diluted	31,492,800		31,492,800